Loss per share	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
CubeBio Co., Ltd. [Member]
Entity Information [Line Items]
Loss per share

14. Loss per share

A.	Basic loss per share

The calculation of basic EPS has been based on the following loss attributable to ordinary shareholders and the weighted-average number of ordinary shares outstanding.

i.	Loss attributable to ordinary shareholders (basic)

		Six-month period ended June 30, 2026	Six-month period ended June 30, 2025
		(In thousands of Korean Won)
Loss for the period	₩	(2,997,895)	(3,400,181)
Loss attributable to ordinary shareholders	₩	(2,997,895)	(3,400,181)

ii.	Weighted-average number of ordinary shares (basic)

	Six-month period ended June 30, 2026	Six-month period ended June 30, 2025
	(In number of shares)
Number of ordinary shares issued at January 1	48,982,075	48,361,075
Disposal of treasury shares	1,326	2,762
Weighted-average number of ordinary shares at June 30	48,983,401	48,363,837

B.	Anti-diluted loss per share

Diluted loss per share is not different from basic loss per share as there are no dilution effects of potential ordinary shares for the six-month periods ended June 30, 2026 and 2025.

Details of potential ordinary shares with no dilution effects are as follows:

		Six-month period ended June 30, 2026	Six-month period ended June 30, 2025
		(In Korean won and number of shares)
Stock option
Exercise price	₩	500	500
Potential ordinary share		640,160	640,160
Bonds with Warrants
Exercise price	₩	2,500 ~ 4,000	2,500 ~ 4,000
Potential ordinary share		13,480,002	11,903,002

C.	Losses per share

		Six-month period ended June 30, 2026	Six-month period ended June 30, 2025
		(In Korean Won)
Basic losses per share	₩	(61)	(70)

18. Loss per share

A.	Basic loss per share

The calculation of basic EPS has been based on the following loss attributable to ordinary shareholders and the weighted-average number of ordinary shares outstanding.

i.	Loss attributable to ordinary shareholders (basic)

		2025	2024
		(In thousands of Korean won)
Loss for the year	₩	(6,141,476)	(8,065,334)
Loss attributable to ordinary shareholders	₩	(6,141,476)	(8,065,334)

ii.	Weighted-average number of ordinary shares (basic)

	2025	2024
	(In number of shares)
Number of ordinary shares issued at January 1	48,361,075	42,716,210
Share options exercised	-	1,324,220
Bond with warrants exercised	217,441	734,268
Acquisition of treasury shares	52,055	450,821
Weighted-average number of ordinary shares at December 31	48,630,571	45,225,519

B.	Anti-diluted loss per share

Diluted loss per share is not different from basic earnings per share as there are no dilution effects of potential ordinary shares for the years ended December 31, 2025 and 2024.

Details of potential ordinary shares with no dilution effects are as follows:

		2025	2024
		(In Korean won and number of shares)
Share option
Exercise price	₩	500	500
Potential ordinary share		640,160	640,160
Bonds with Warrants
Exercise price	₩	3,000 ~ 4,000	2,500 ~ 4,000
Potential ordinary share (*)		13,480,002	11,757,336

(*)	As of December 31, 2025, the exercise period for 1,000,000 shares of the 21st series bonds with warrants had not yet commenced.

C.	Losses per share

		2025	2024
		(In Korean won)
Basic losses per share	₩	(126)	(178)